INCOME TAXES (BENEFIT)	12 Months Ended
Mar. 31, 2017
INCOME TAXES (BENEFIT)
INCOME TAXES (BENEFIT)

16. INCOME TAXES (BENEFIT)

Income (loss) from operations before income taxes and income taxes (benefit) for the years ended March 31, 2015, 2016 and 2017, consist of the following components:

	Thousands of Yen
	2015	2016	2017
Income (loss) from operations before income taxes:
Domestic	¥502,845	¥(235,186)	¥(638,940)
Foreign	(44,548)	6,436	(678,032)
Total	¥458,297	¥(228,750)	¥(1,316,972)
Income taxes―current
Domestic	¥82,915	¥121,253	¥40,669
Foreign	(44)	92,062	121
Total	¥82,871	¥213,315	¥40,790
Income taxes (benefit)―deferred
Domestic	¥132,995	¥5,122	¥(55,977)
Foreign	22,228	(35,312)	(442,922)
Total	¥155,223	¥(30,190)	¥(498,899)

For the years ended March 31, 2015, 2016 and 2017, ¥238,094 thousand, ¥183,125 thousand and (¥458,109) thousand were recorded as income tax expenses (benefit) attributable to operations, and ¥50,902 thousand, ¥32,779 thousand and (¥15,694) thousand were recognized as income tax expenses (benefit) attributable to other comprehensive income, respectively.

The tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2016 and 2017 are as follows:

	Thousands of Yen
	2016		2017
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	11,085	37,478	22,137	83,958
Accrued municipal governments tax	9,812	—	6,702	—
Allowance for doubtful accounts	23,144	—	74,855	—
Accrued bonus	49,354		68,127
Accrued vacation	63,984		97,497
Other accrued expense	—	—	146,324	—
Asset retirement obligations	16,591	—	17,864	—
Operating loss carryforwards	109,413	—	396,055	—
Derivatives	20,174	—	828	—
Accounts payable	4,754	—	—	—
Prepaid expenses	—	21,635	—	—
Unrealized gain on available-for-sale securities	—	141,653	—	120,291
Acquisition related cost	26,885	—	26,885	—
Share-based compensation expense	4,070	—	—	—
Intangible assets	—	707,315	—	679,131
Others	40,600	8,260	156,229	50,901
Total	417,996	916,341	1,051,633	934,281
Valuation allowance	(132,874)	—	(181,719)	—
Total	¥285,122	¥916,341	¥869,914	¥934,281

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2016 and 2017.

As of March 31, 2016 and 2017, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of Taiwanese and domestic subsidiaries, and was provided at the amounts which are considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2015, 2016 and 2017 is as follows:

	Thousands of Yen
	2015	2016	2017
Balance at beginning of year	¥57,324	¥88,870	¥132,874
Additions	48,931	61,670	50,528
Deductions	(17,385)	(17,666)	(1,683)
Balance at end of year	¥88,870	¥132,874	¥181,719

As of March 31, 2017, the Taiwan subsidiary, the U.S. subsidiary and domestic subsidiaries had operating loss carryforwards of ¥318,557 thousand, ¥1,024,402 thousand and ¥224,778 thousand, respectively. These operating loss carryforwards are available to offset future taxable income and will expire in March 2026 for Taiwan taxes, March 2037 for U.S. taxes and March 2025 for Japanese income tax, respectively.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in a statutory tax rate of approximately 35.64 percent, 33.06 percent and 30.62 percent for the years ended March 31, 2015, 2016 and 2017, respectively.

Reconciliations between the amount of reported income tax expense (benefit) and the amount of income tax expense (benefit) computed using the normal statutory tax rate for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Thousands of Yen
	2015	2016	2017
Amount computed using normal Japanese statutory tax rate	¥163,336	¥(75,716)	¥(403,257)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	31,545	44,004	48,845
Change in statutory tax rate	15,798	18,074	—
Share-based compensation expense	6,927	21,531	(7,814)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	15,776	14,475	(104,407)
Officers’ remuneration not deductible for tax purpose	4,870	—	—
Research and development tax credit	(7,513)	—	(5,748)
Non-deductible acquisition costs and earn-out liabilities adjustment	—	157,739	—
Others-net	7,355	3,018	14,272
Income tax expense (benefit) as reported	¥238,094	¥183,125	¥(458,109)

The change in the valuation allowance for  the year ended March 31, 2015 includes an increase of ¥20,536 thousand in the valuation allowance of a foreign subsidiary in Taiwan and a domestic subsidiary as of March 31, 2015 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2015, an increase of ¥28,395 thousand in the valuation allowance for the deferred tax assets arising from acquisition related costs, and a decrease of ¥16,262 thousand in the valuation allowance for the deferred tax assets arising from research and development tax credits.

The change in the valuation allowance for the year ended March 31, 2016 includes an increase of ¥61,670 thousand in the valuation allowance of foreign subsidiaries in Taiwan and U.S. and domestic subsidiaries as of March 31, 2016 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2016 and a decrease of ¥17,666 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Korea.

The change in the valuation allowance for the year ended March 31, 2017 includes an increase of ¥50,528 thousand in the valuation allowance of foreign subsidiaries in U.S. and domestic subsidiaries as of March 31, 2017 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2017 and a decrease of ¥1,683 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan.

On March 31, 2015, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate was reduced from 35.64 percent to 33.10 percent from the fiscal year beginning April 1, 2015 and from 33.10 percent to 32.34 percent from the fiscal year beginning April 1, 2016. The impact of the tax law changes was a net deferred income taxes benefit of ¥15,798 thousand for the year ended March 31, 2015.

On March 29, 2016, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate was reduced from 32.34 percent to 30.86 percent for the two years from April 1, 2016 to March 31, 2018 and from 32.34 percent to 30.62 percent from the fiscal year beginning April 1, 2018. The impact of the tax law changes was a net deferred income taxes benefit of ¥18,074 thousand for the year ended March 31, 2016.